Fair Value measurements and Risk management	9 Months Ended	11 Months Ended
	Dec. 31, 2021	Nov. 29, 2021
Financial Instruments and Fair Value Disclosures

9. Financial Instruments and Fair Value Disclosures

Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and trade accounts receivable. The ability and willingness of each of the Company’s counterparties to perform their obligations under a contract depend upon a number of factors that are beyond the Company’s control and may include, among other things, general economic conditions, the state of the capital markets, the condition of the shipping industry and charter hire rates. The Company’s credit risk with financial institutions is limited as it has temporary cash investments, consisting mostly of deposits, placed with various qualified financial institutions and performs periodic evaluations of the relative credit standing of those financial institutions. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and by receiving payments of hire in advance. The Company, generally, does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk.

For 2021, charterers that individually accounted for 10% or more of the Company’s time charter revenues were as follows:

From April 15, 2021
Charterer	through December 31, 2021
A	35%
B	32%
C	26%

Fair value of assets and liabilities: The carrying values of financial assets reflected in the accompanying consolidated balance sheet, approximate their respective fair values due to the short-term nature of these financial instruments.

On November 29, 2021, DSI contributed to OceanPal three vessels having a fair value of $46,040 determined through Level 2 inputs of the fair value hierarchy by taking into consideration third party valuations which were based on the last done deals of sale of vessels with similar characteristics, such as type, size and age at the specific dates (Notes 3 (c) and 4).

OceanPal Inc. Predecessor
Financial Instruments and Fair Value Disclosures

7.Fair Value measurements and Risk management

The carrying values of cash, accounts receivable, due from related parties and accounts payable approximate their fair value due to the short-term nature of these financial instruments. Financial instruments, which potentially subject OceanPal Predecessors to significant concentrations of credit risk, consist principally of cash and trade accounts receivable. The ability and willingness of each of the OceanPal Inc. Predecessors’ counterparties to perform their obligations under a contract depend upon a number of factors that are beyond the OceanPal Inc. Predecessors’ control and may include, among other things, general economic conditions, the state of the capital markets, the condition of the shipping industry and charter hire rates. The credit risk with financial institutions is limited as it has temporary cash investments, consisting mostly of deposits, placed with various qualified financial institutions and performs periodic evaluations of the relative credit standing of those financial institutions. The credit risk with accounts receivable is limited by performing ongoing credit evaluations of the customers’ financial condition and by receiving payments of hire in advance. Generally, no collateral is required for accounts receivable whereas OceanPal Inc. Predecessors do not have any agreements to mitigate credit risk.

During the period from January 1, 2021, to November 29, 2021 and during 2020 and 2019, charterers that individually accounted for 10% or more of the OceanPal Inc. Predecessors time charter revenues were as follows:

	From January 1, 2021 to
Charterer	November 29, 2021	2020	2019
C Transport Maritime LTD	38%
Vitera Chartering	29%
Reachy International	28%
Cargill International S.A.		34%	33%
Phaethon International Co AG.		34%
Uniper Global Commodities, Dusseldorf GE		22%
Crystal Sea Shipping Co., Limited		10%	12%
Hadson Shipping Lines Inc.			30%
Glencore Agriculture BV			22%